UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-090607

                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
          (Address of principal executive offices)      (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end:    11/30/2004

Date of reporting period:   11/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                                    =========
                                    FAIRHOLME
                                    =========




                                  ANNUAL REPORT




                               ==================
                               THE FAIRHOLME FUND
                               ==================

                       A No-Load Capital Appreciation Fund




                           For the Fiscal Year Ended:
                               November 30, 2004




                             www.fairholmefunds.com
                                 (866) 202-2263

[LINE CHART OMITTED]

[THE FOLLOWING WAS DEPICTED BY A LINE CHART IN THE PRINTED MATERIAL]

                     Value of $10,000 Invested at Inception
                       The Fairholme Fund vs. The S&P 500

                                  Fairholme              S&P
                                     Fund                500
                 ----------       ----------         ----------
                 12/29/1999       $10,000.00         $10,000.00
                  2/29/2000       $ 9,330.00         $ 9,354.90
                  5/31/2000       $11,210.00         $ 9,756.71
                  8/31/2000       $11,950.00         $10,452.20
                 11/30/2000       $13,550.00         $ 9,081.31
                  2/28/2001       $15,032.80         $ 8,587.93
                  5/31/2001       $15,124.53         $ 8,727.05
                  8/31/2001       $15,277.40         $ 7,903.01
                 11/30/2001       $15,277.40         $ 7,971.25
                  2/28/2002       $15,917.34         $ 7,770.93
                  5/31/2002       $16,636.19         $ 7,518.53
                  8/31/2002       $15,619.53         $ 6,480.90
                 11/30/2002       $15,547.64         $ 6,654.93
                  2/28/2003       $14,423.93         $ 6,008.35
                  5/31/2003       $16,475.61         $ 6,912.36
                  8/31/2003       $17,118.06         $ 7,262.91
                 11/30/2003       $18,734.53         $ 7,659.10
                  2/29/2004       $20,989.91         $ 8,322.80
                  5/31/2004       $20,450.91         $ 8,179.26
                  8/31/2004       $21,352.70         $ 8,094.97
                 11/30/2004       $23,177.01         $ 8,643.79

               ---------------------------------------------------
                           Average Annual Total Return

                                          Year Ended      Since
                                           11/30/04     Inception
                                           --------     ---------
                 Fairholme Fund              23.71%      18.61%
                 S&P 500                     12.86%      (2.92)%
               ---------------------------------------------------

This chart covers the period from December 29, 1999 (the date Fund shares were offered to the public) to November 30, 2004 (the end of the fifth fiscal year.) Past performance is not a guarantee of future results and past performance should not be considered as representative of the capital gain or loss which may be realized from an investment made today in the Fund. Results do not reflect any taxes that a shareholder might have incurred as a result of distributions by the Fund. Data for both the S&P 500 Index and the Fund are presented assuming that all dividends have been reinvested. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P Index does not reflect any asset-based charges for investment management or transaction expenses, nor does the Index reflect any effects of taxes, fees or other types of charges.

                           Average Annual Total Return

                                       Year Ended           Since
                                        11/30/04          Inception
                                        --------          ---------

Fairholme Fund                           23.71%             18.61%
S&P 500                                  12.86%             (2.92)%

This chart covers the period from December 29, 1999 (the date Fund shares were offered to the public) to November 30, 2004 (the end of the fifth fiscal year.) Past performance is not a guarantee of future results and past performance should not be considered as representative of the capital gain or loss which may be realized from an investment made today in the Fund. Results do not reflect any taxes that a shareholder might have incurred as a result of distributions by the Fund. Data for both the S&P 500 Index and the Fund are presented assuming that all dividends have been reinvested. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P Index does not reflect any asset-based charges for investment management or transaction expenses, nor does the Index reflect any effects of taxes, fees or other types of charges.

THE FAIRHOLME FUND
================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                     For the Fiscal Year Ended November 30, 2004
--------------------------------------------------------------------------------

For the Fiscal Year Ended November 30, 2004

At November 30, 2004, the end of the Fund's fiscal year, the audited net asset value (NAV) attributable to the 10,512,115 shares outstanding of the The Fairholme Fund (the "Fund") was $22.36 per share. This compares with an audited net asset value of $18.08 per share at November 30, 2003, and an unaudited net asset value of $19.73 per share at May 31, 2004 (stated NAVs reflect any distributions to shareholders during the period).

The Fund outperformed the Standard and Poor's 500 Index from inception (December 29, 1999) through November 30, 2004 with the Fund returning a positive 131.77% compared to a decline of (13.56)% for the S&P 500 Index for the same period, assuming all distributions and dividends were reinvested.

For the 2004 fiscal year, the Fund returned 23.71% while the S&P 500 increased by 12.86%, assuming all distributions and dividends were reinvested. In the opinion of the Fund's advisor, performance over short intervals is likely to be less meaningful that a comparison of longer periods.

Below is a chart disclosing the top ten holdings of the Fund listed by their percentage of net assets as well as a chart detailing the top ten categories in which the Fund holds securities, listed by the aggregate percentage of net assets in each of those categories.

--------------------------------------------------------------------------------
                                Top Ten Holdings
                                (% of Net Assets)

Berkshire Hathaway, Inc.                                                  18.98%
MCI, Inc.                                                                 17.10%
Leucadia National Corp.                                                   12.94%
Penn West Petroleum Ltd.                                                   4.15%
AT&T Corp.                                                                 4.05%
JZ Equity Partners PLC                                                     3.99%
Mercury General Corp.                                                      3.20%
Canadian Oil Sands Trust                                                   2.76%
EchoStar Communications Corp.                                              2.31%
Homefed Corp.                                                              2.21%
                                                                          -----
                                                                          71.69%
                                                                          =====
--------------------------------------------------------------------------------
                               Top Ten Categories
                                (% of Net Assets)

Diversified Holding Company                                               32.19%
Telephone                                                                 22.67%
U.S. Government and Agency Obligations                                    11.82%
Canadian Common Stocks                                                     6.91%
Property and Casualty Insurance                                            5.04%
United Kingdom Common Stocks                                               4.00%
Miscellaneous Investments                                                  2.77%
Satellite                                                                  2.30%
Real Estate Operations                                                     2.21%
Closed -End Mutual Funds                                                   1.83%
                                                                          -----
                                                                          91.74%
                                                                          =====
--------------------------------------------------------------------------------

During the year ended November 30, 2004, the Fund purchased the following securities that were not owned at December 1, 2003 and which are listed as portfolio investments at November 30, 2004:

      o     MCI, Inc.

      o     AT&T Corp.

      o     Canadian Oil Sands Trust

      o     Echostar Communications Corp.

      o     USA Mobility, Inc. (formerly Arch Wireless)

      o     Rinker Group Ltd.

      o     Health Management Associates, Inc.

THE FAIRHOLME FUND
================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                     For the Fiscal Year Ended November 30, 2004
--------------------------------------------------------------------------------

Also, during the year ended November 30, 2004, the Fund disposed of positions listed at November 30, 2003 and for which no shares were held on November 30, 2004 as follows:

      o     Altria Group Inc.

      o     Markel Corp.

      o     Oxford Health Plans, Inc.

Furthermore, the bonds of Worldcom, Inc. were converted during the period into shares of MCI upon that company's emergence from Chapter 11 bankruptcy reorganization.

In the opinion of the Fund's advisor, this year's activity was higher than has previously been the case with a greater number of new purchases as well as sales. Such activity does not reflect a change in strategy by the Fund's advisor, but indicates that certain securities appeared to approach or reach fair value while other significant potential opportunities were identified. In some cases, asset growth of the fund permitted additional purchases of existing portfolio holdings if, in the opinion of the advisor, they were still available at attractive prices when compared to fundamental value.

It is the policy of the Fund's advisor not to buy or sell based on short-term price movements, but based on the advisor's determination of intrinsic values and the long-term fundamental dynamics of a particular company and its industry. From time to time and due to a variety of possible reasons, certain investments are held for shorter periods. Investors are cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Fund, as well as with respect to Fund shares themselves.

Itemized securities whose gains most affected the Fund's portfolio (including realized and unrealized gains) for the period included the following:

      o     Leucadia National Corp.

      o MCI, Inc. (including predecessor securities acquired during the Chapter 11 process)

      o     Penn West Petroleum Ltd.

      o     Homefed Corp.

      o     Alleghany Corp.

In the opinion of the Fund's investment advisor, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): Leucadia National benefited from its acquisition of WilTel, as well as the sale and success of certain other investments; MCI Inc. rose as the company emerged from Chapter 11 bankruptcy, having shed roughly $30 billion in debt and having generated significant cash during the process; Penn West Petroleum rose as oil and gas prices surged during the year; HomeFed rose as the market recognized the success of its San Elijo residential real estate project and the potential profits of other ventures; and Alleghany rose after generating significant profit from insurance operations and investments. Itemized securities whose declines most affected the Fund's portfolio (including realized and unrealized losses) for the period included the following:

      o     Berkshire Hathaway, Inc.

      o     AT&T Corp.

In the opinion of the Fund's investment advisor, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): Berkshire declined as the company's insurance premium growth and acquisition activity slowed, although its large cash hoard continued

THE FAIRHOLME FUND
================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                     For the Fiscal Year Ended November 30, 2004
--------------------------------------------------------------------------------

to grow and the advisor believes the decline was not meaningful; and AT&T declined after a relatively brief period of ownership by the Fund - a decline that management believes to be insignificant over the time period in which such decline occurred. In addition, there were other securities that declined in price during the period, but whose declines were immaterial in the opinion of Fund's advisor.

The fact that certain securities declined in value does not indicate that the investment advisor believes these securities to be less attractive - in fact the investment advisor believes that some price declines may present significant buying opportunities. The Fund's investment activities are driven by what management believes are fundamental factors bearing on a security's value and not due to short-term price movements whose cause is often difficult, if not impossible, to identify. Furthermore, Fund shareholders should keep in mind that the above discussion applies to the Fund's portfolio as of November 30, 2004 and may not reflect changes occurring subsequent to the end of the fiscal year.

The Fund continues to be advised by Fairholme Capital Management, L.L.C. and certain officers and directors of Fairholme are officers and directors of the Fund and/or its parent company, Fairholme Funds, Inc. For more complete information about the Fund and its advisor, or to obtain a current prospectus, please visit www.fairholmefunds.com, or call 1-866-202-2263.

THE FAIRHOLME FUND
================================================================================
                                                                        EXPENSES
                                                               November 30, 2004
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: direct costs, which may include, among other examples, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on shares redeemed within 60 days of purchase), and wire transfer fees. As a shareholder, you also incur indirect costs, such as the management and administration fees paid to the Advisor of the Fund.

The example below is intended to help you understand your indirect costs (also referred to as "ongoing costs" and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example below is based on an investment of $1,000 invested in the Fund at June 1, 2004 and held for the entire six-month period ending November 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled "Expenses Paid During Period" in the table below is meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your local costs would be higher.

                                                                                   Expenses Paid
                                                                                   During Period*
                                       Beginning               Ending               June 1, 2004
                                     Account Value         Account Value              Through
                                      June 1, 2004       November 30, 2004       November 30, 2004
                                      ------------       -----------------       -----------------
Actual                                  $1,000.00            $1,133.30                $5.33
Hypothetical
    (5% return before expenses)         $1,000.00            $1,020.00                $5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 13.33% for the six-month period of June 1, 2004, to November 30, 2004.

THE FAIRHOLME FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                               November 30, 2004
--------------------------------------------------------------------------------

    Shares                                                         Market Value
    ------                                                         ------------
             DOMESTIC COMMON STOCKS - 70.21%

             DIVERSIFIED HOLDING COMPANY - 32.19%
     2,152      Alleghany Corp.*                                   $    608,091
       276      Berkshire Hathaway, Inc. Class A*                    23,101,200
     7,740      Berkshire Hathaway, Inc. Class B*                    21,517,200
   485,225      Leucadia National Corp.                              30,423,608
                                                                   ------------
                                                                     75,650,099
                                                                   ------------

             ENERGY SERVICES - 1.61%
   150,000      Duke Energy Corp.                                     3,792,000
                                                                   ------------

             HOME FURNISHINGS - 1.09%
    65,000      Ethan Allen Interiors, Inc.                           2,564,250
                                                                   ------------

             HOSPITAL AND MEDICAL SERVICES - 1.17%
   124,000      Health Management Associates, Inc.                    2,739,160
                                                                   ------------

             NEWSPAPERS: PUBLISHING AND PRINTING - 0.51%
    33,924      Daily Journal Corp.*                                  1,207,355
                                                                   ------------

             PROPERTY AND CASUALTY INSURANCE - 5.04%
   132,700      Mercury General Corp.                                 7,524,090
     7,000      White Mountains Insurance Group Ltd.                  4,319,000
                                                                   ------------
                                                                     11,843,090
                                                                   ------------

             REAL ESTATE INVESTMENT TRUST - 1.42%
   200,000      Gladstone Commercial Corp.                            3,348,000
                                                                   ------------

             REAL ESTATE OPERATIONS - 2.21%
   103,768      Homefed Corp.*                                        5,188,400
                                                                   ------------

             SATELLITE - 2.30%
   165,200      EchoStar Communications Corp.*                        5,416,908
                                                                   ------------

             TELEPHONE - 22.67%
   520,000      AT&T Corp.                                            9,516,000
 2,130,889      MCI, Inc.                                            40,188,567
    98,000      USA Mobility, Inc.*                                   3,563,280
                                                                   ------------
                                                                     53,267,847
                                                                   ------------

TOTAL DOMESTIC COMMON STOCKS (COST $129,570,882) ................  $165,017,109
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                               November 30, 2004
--------------------------------------------------------------------------------

    Shares                                                         Market Value
    ------                                                         ------------
             FOREIGN COMMON STOCKS - 12.13%

             AUSTRALIA - 1.22%
   387,729      Rinker Group Ltd.                                  $  2,874,654
                                                                   ------------

             CANADA - 6.91%
   120,100      Canadian Oil Sands Trust                              6,496,134
   148,300      Penn West Petroleum Ltd.                              9,753,288
                                                                   ------------
                                                                     16,249,422
                                                                   ------------

             UNITED KINGDOM - 4.00%
 3,400,000      JZ Equity Partners PLC                                9,388,253
                                                                   ------------

TOTAL FOREIGN COMMON STOCKS (COST $21,863,173) ..................    28,512,329
                                                                   ------------

             CLOSED-END MUTUAL FUNDS - 1.83%
     7,124      Capital Southwest Corp.                                 561,371
   152,575      Gladstone Capital Corp.                               3,742,665
                                                                   ------------

TOTAL CLOSED-END MUTUAL FUNDS (COST $2,996,992) .................     4,304,036
                                                                   ------------

             MISCELLANEOUS INVESTMENTS(a) - 2.77%

TOTAL MISCELLANEOUS INVESTMENTS (COST $5,912,502) ...............     6,513,000
                                                                   ------------

             WARRANTS - 0.20%
     325,000    Citigroup, Inc. Litigation Warrants*                    458,250
                                                                   ------------

TOTAL WARRANTS (COST $389,980) ..................................       458,250
                                                                   ------------

 Principal
 ---------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.82%
 5,000,000      T-Bill 2.05%(b), 02/03/2005                           4,981,780
 4,000,000      T-Bill 1.79%(b), 03/17/2005                           3,978,446
 4,000,000      T-Bill 2.20%(b), 04/07/2005                           3,968,672
 5,000,000      T-Bill 2.27%(b), 04/21/2005                           4,955,270
 5,000,000      T-Bill 2.30%(b), 04/28/2005                           4,953,135
 5,000,000      T-Bill 2.27%(b), 05/05/2005                           4,950,765
                                                                   ------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $27,806,251)    $ 27,788,068
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                               November 30, 2004
--------------------------------------------------------------------------------

    Shares                                                         Market Value
    ------                                                         ------------
             MONEY MARKET FUNDS - 0.90%
 2,100,197      UMB Money Market, 0.79%(b)                         $  2,100,197
                                                                   ------------

TOTAL MONEY MARKET FUNDS (COST $2,100,197)                            2,100,197
                                                                   ------------

TOTAL INVESTMENTS (COST $190,639,977)(c) - 99.86%                   234,692,989
                                                                   ------------

OTHER ASSETS LESS LIABILITIES, NET - 0.14%                              325,094
                                                                   ------------

NET ASSETS - 100.00%                                               $235,018,083
                                                                   ============


*     Non-income producing securities.

(a) Represents previously undisclosed securities which the Fund has held for less than one year.

(b)   Rates shown are the effective yield as of November 30, 2004.

(c)   See note 4.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
==========================================================================================================
                                                                         STATEMENT OF ASSETS & LIABILITIES
                                                                                         November 30, 2004
----------------------------------------------------------------------------------------------------------
Assets
   Investments, at market value (Cost - $190,639,977)                                         $234,692,989
   Cash                                                                                          1,314,771
   Dividends and Interest Receivable                                                               918,809
   Receivable for Capital Shares Purchased                                                         419,578
   Receivable for Investments Sold                                                               7,144,335
                                                                                              ------------
      Total Assets                                                                             244,490,482
                                                                                              ------------

Liabilities
   Payable for Investments Purchased                                                             9,191,210
   Payable for Capital Shares Redeemed                                                              97,202
   Accrued Management Fees                                                                         183,987
      Total Liabilities                                                                          9,472,399
                                                                                              ------------

Net Assets
   Paid-In Capital                                                                             185,180,946
   Accumulated Undistributed Net Investment Income                                                  77,465
   Net Accumulated Realized Gain on Investments                                                  5,706,660
   Net Unrealized Appreciation on Investments                                                   44,053,012
                                                                                              ------------
NET ASSETS                                                                                    $235,018,083
                                                                                              ============

Shares of Beneficial Interest Outstanding* ($0.0001 par value)                                  10,512,115
                                                                                              ------------
Net Asset Value, Offering and Redemption Price Per Share ($235,018,083/10,512,115 shares)     $      22.36
                                                                                              ============

*100,000,000 shares authorized in total.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                For the Fiscal
                                                                  Year Ended
                                                               November 30, 2004
                                                               -----------------

Investment Income
   Interest                                                       $   287,407
                                                                  -----------
   Dividends (net of $46,633 foreign taxes withheld)                1,239,025
                                                                  -----------
      Total Investment Income                                       1,526,432
                                                                  -----------

Expenses
   Management Fees (Note 3)                                         1,448,967
                                                                  -----------
      Total Expenses                                                1,448,967
                                                                  -----------
         Net Investment Income                                         77,465
                                                                  -----------

Realized and Unrealized Gain on Investments
   Net Realized Gain on Investments                                 5,736,069
   Net Change in Unrealized Appreciation on Investments            26,076,288
                                                                  -----------
         Net Realized and Unrealized Gain on Investments           31,812,357
                                                                  -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $31,889,822
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
====================================================================================================
                                                                 STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

                                                             For the Fiscal          For the Fiscal
                                                               Year Ended              Year Ended
                                                           November 30, 2004       November 30, 2003
                                                           -----------------       -----------------
CHANGE IN NET ASSETS
From Operations
   Net Investment Income/(Loss)                             $      77,465          $     (82,273)
   Net Realized Gain on Investments                             5,736,069                 30,629
   Net Change in Unrealized Appreciation                       26,076,288             14,048,763
                                                            -------------          -------------
   Net Increase in Net Assets from Operations                  31,889,822             13,997,119
                                                            -------------          -------------

From Distributions to Shareholders
   Net Investment Income                                               --                 (9,564)
   In Excess of Net Investment Income*                                 --                (88,950)
   Net Realized Capital Gains from Security Transactions          (29,409)              (323,866)
                                                            -------------          -------------
   Net Decrease in Net Assets from Distributions                  (29,409)              (422,380)
                                                            -------------          -------------

From Capital Share Transactions
   Proceeds From Sale of Shares                               137,270,864             32,996,049
   Shares Issued in Reinvestment of Dividends                      29,186                419,983
   Cost of Shares Redeemed                                    (23,110,744)            (5,831,189)
                                                            -------------          -------------
   Net Increase in Net Assets from Shareholder Activity       114,189,306             27,584,843
                                                            -------------          -------------

NET ASSETS
Net Increase in Net Assets                                    146,049,719             41,159,582
Net Assets at Beginning of Period                              88,968,364             47,808,782
                                                            -------------          -------------
Net Assets at End of Period                                 $ 235,018,083          $  88,968,364
                                                            =============          =============

Accumulated Undistributed Net Investment Income             $      77,465          $          --
                                                            =============          =============

SHARES TRANSACTIONS
Issued                                                          6,740,137              2,102,405
Reinvested                                                          1,600                 28,416
Redeemed                                                       (1,150,583)              (367,156)
                                                            -------------          -------------
Net Increase in Shares                                          5,591,154              1,763,665
Shares Outstanding at Beginning of Period                       4,920,961              3,157,296
                                                            -------------          -------------
Shares Outstanding at End of Period                            10,512,115              4,920,961
                                                            =============          =============

*See Note 5.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
===============================================================================================================================
                                                                                                           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

                                 For the Fiscal       For the Fiscal    For the Fiscal     For the Fiscal    December 29, 1999*
                                    Year Ended          Year Ended        Year Ended          Year Ended            to
                                 November 30, 2004  November 30, 2003  November 30, 2002  November 30, 2001  November 30, 2000
                                 -----------------  -----------------  -----------------  -----------------  -----------------

NET ASSET VALUE,
BEGINNING OF PERIOD                  $  18.08            $ 15.14            $ 14.99            $ 13.55            $ 10.00

Investment Operations
  Net Investment Income/(Loss)           0.01              (0.02)              0.01               0.05               0.05
  Net Realized and Unrealized
    Gain on Investments                  4.28               3.09               0.26               1.67               3.50
      Total from Investment
        Operations                       4.29               3.07               0.27               1.72               3.55

Distributions
  From Net Investment Income               --              (0.00)***          (0.03)             (0.04)              0.00
  In Excess of Net Investment
    Income****                             --              (0.03)                --                 --                 --
  From Realized Capital Gains           (0.01)             (0.10)             (0.09)             (0.24)              0.00

    Total Distributions                 (0.01)             (0.13)             (0.12)             (0.28)              0.00

NET ASSET VALUE,
END OF PERIOD                        $  22.36            $ 18.08            $ 15.14            $ 14.99            $ 13.55

TOTAL RETURN                            23.71%             20.50%              1.77%             12.75%             35.50%

Ratios/Supplemental Data
  Net Assets, End of Period
    (in 000's)                       $235,018            $88,968            $47,809            $28,753            $13,910
  Ratio of Expenses to Average
    Net Assets                           1.00%              1.00%              1.00%              1.00%              1.00%**
  Ratio of Net Investment
    Income/(Loss) to
    Average Net Assets                   0.05%             (0.13)%             0.05%              0.24%              0.46%**
  Portfolio Turnover Rate               23.33%             12.66%             47.68%             29.40%             45.88%**

   *Commencement of Operations.
  **Annualized.
 ***Represents less than $0.01.
****See note 5.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                               November 30, 2004
--------------------------------------------------------------------------------
Note 1. Organization

Fairholme Funds Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board" or the "Directors") to issue 100,000,000 shares of common stock at $.0001 par value. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. Shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund"), a non-diversified fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will normally invest at least 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks under normal circumstances. Fairholme Capital Management, L.L.C. (the "Adviser") serves as investment adviser to the Fund.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser and the Board have determined will represent fair value.

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2004
--------------------------------------------------------------------------------
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Other: The Fund follows industry practice and accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments of for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Note 3. Related Party Transactions

The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. The Fund pays the Adviser for its advisory and administrative services, an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. Pursuant to an Operating Services agreement, the Fund's Adviser is responsible for paying all the Fund's expenses except commissions and other brokerage fees, taxes, interest, litigation expenses and other extraordinary expenses. The Fund paid commissions and other brokerage fees, but did not incur any extraordinary Other Expenses during the fiscal period. The Adviser received $1,448,967 for their services during the fiscal year ended November 30, 2004. Certain directors and officers of Fairholme Funds, Inc. are also directors and officers of Fairholme Capital Management, L.L.C.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of November 30, 2004, National Financial Services Corp., for the benefit of its customers, owned approximately 50% of the Fund.

Note 4. Investments

For the fiscal year ended November 30, 2004 purchases and sales of investment securities, other than short-term investments, aggregated $120,806,979, and $28,474,859, respectively. The gross unrealized appreciation for all securities totaled $45,124,315 and the gross unrealized depreciation for all securities totaled ($1,071,303) for a net unrealized appreciation of $44,053,012. The aggregate cost of securities for federal income tax purposes at November 30, 2004 was $190,639,977.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2004
--------------------------------------------------------------------------------

Note 5. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the fiscal years 2004 and 2003 was as follows:

Distributions paid from:                               2004               2003*
                                                     --------           --------

Ordinary Income                                      $     --           $  9,564
Long-Term Capital Gain                                 29,409            349,811
Return of Capital                                          --             63,005
                                                     --------           --------
                                                     $ 29,409           $422,380
                                                     ========           ========

*Tax character change from prior year due to a reclassification as a result of a return of capital.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                        Value
                                                     -----------
Undistributed Ordinary Income                        $    77,465
Undistributed Capital Gain                             5,706,660
Unrealized Appreciation                               44,053,012
                                                     -----------
                                                     $49,837,137
                                                     ===========

On December 20, 2004, the Fund declared the following distributions, which were payable on December 21, 2004:

Ordinary Income                                      $  657,508
Long-Term Capital Gain                                4,864,608
Short-Term Capital Gain                                 871,461
                                                     ----------
                                                     $6,393,577
                                                     ==========

Note 6. Reclassification in the Capital Account

In accordance with accounting pronouncements, the Fund has recorded a reclassification in the capital account. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of November 30, 2004, the Fund recorded the following reclassification to increase (decrease) the accounts listed below:

                                    Undistributed        Accumulated         Capital Paid in
                                    Net Investment       Net Realized          on Shares of
                                        Income            Gain/(Loss)       Beneficial Interest
                                        ------            -----------       -------------------
The Fairholme Fund .............       $    --             $(29,409)             $ 29,409

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To The Shareholders and
Board of Directors
The Fairholme Fund:

We have audited the accompanying statement of assets and liabilities of The Fairholme Fund (the "Fund"), including the schedule of investments, as of November 30, 2004 and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fundis management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2003 and the financial highlights of the Fund for the periods ended November 30, 2000, November 30, 2001, November 30, 2002 and November 30, 2003 were audited by other auditors whose report, dated December 16, 2003, expressed an unqualified opinion on those financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 7, 2005

THE FAIRHOLME FUND
================================================================================
                                                          ADDITIONAL INFORMATION
                                                               November 30, 2004
--------------------------------------------------------------------------------

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and review by the Board. The Directors, including those Directors who are also officers of the Company, are listed below.

--------------------------------------------------------------------------------
                             Position(s)
                               Held                    Term of Office
  Name, Age                   with the                  & Length of
  & Address                   Company                   Time Served
--------------------------------------------------------------------------------
Bruce R. Berkowitz*          Director,               Each Director serves
Age 46                       President               for an indefinite term.
51 JFK Parkway                                       Mr. Berkowitz has
Short Hills, NJ                                      served as a director
07078                                                of the Fund since the
                                                     Fund's inception on
                                                     December 29, 1999


--------------------------------------------------------------------------------
Keith D. Trauner*            Director,               Each Director serves
Age 47                       Treasurer/              for an indefinite term.
51 JFK Parkway               Secretary               Mr. Trauner was
Short Hills, NJ                                      appointed by the
07078                                                Board to replace an
                                                     outgoing director in
                                                     January 2002
--------------------------------------------------------------------------------
Joel L. Uchenick             Independent             Each Director serves
Age 56                       Director                for an indefinite term.
217 Rowley Bridge                                    Mr. Uchenick has
Road,                                                served as a director
Topsfield, MA                                        of the Fund since the
01983                                                Fund's inception on
                                                     December 29, 1999
--------------------------------------------------------------------------------
Avivith Oppenheim,           Independent             Each Director serves
Esq.                         Director                for an indefinite term.
Age 54                                               Ms. Oppenheim has
211 Mountain                                         served as a director
Avenue                                               of the Fund since the
Springfield, NJ                                      Fund's inception on
07081                                                December 29, 1999
--------------------------------------------------------------------------------
Leigh Walters, Esq.          Independent             Each Director serves
Age 58                       Director                for an indefinite term.
1 Cleveland Place                                    Mr. Walters has
Springfield, NJ                                      served as a director
07081                                                of the Fund since the
                                                     Fund's inception on
                                                     December 29, 1999
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                            Funds
                                                                           Overseen                 Other
  Name, Age                         Principal Occupation(s)                   by             Directorships Held
  & Address                           During Past 5 Years                  Director              by Director
-----------------------------------------------------------------------------------------------------------------------
Bruce R. Berkowitz*            Managing Member, Fairholme Capital              1             Deputy Chairman and
Age 46                         Management, L.L.C., a registered                              a Director of Olympus
51 JFK Parkway                 investment adviser, since October 1997.                       Re Holdings, Ltd., a
Short Hills, NJ                                                                              Trustee of First Union
07078                                                                                        Real Estate, a Director of
                                                                                             TAL International Group,
                                                                                             Inc., and a Director of
                                                                                             White Mountains
                                                                                             Insurance Group, Ltd.
-----------------------------------------------------------------------------------------------------------------------
Keith D. Trauner*              Chief Financial Officer, Fairholme              1             None
Age 47                         Capital Management L.L.C., a
51 JFK Parkway                 registered investment adviser, employed
Short Hills, NJ                since February 1999, previously, Presi-
07078                          dent, Circle Asset Management, Inc., a
                               registered investment advisory
                               subsidiary of Emigrant Bancorp.
-----------------------------------------------------------------------------------------------------------------------
Joel L. Uchenick               General Partner, Sherbrooke Capital,            1             Director and Chairman
Age 56                         a private equity firm, since November                         of the Board, Oregon
217 Rowley Bridge              1998. Previously, Senior Partner,                             Chai Inc.; Board
Road,                          Sherbrooke Associates Inc.                                    Member and Chief
Topsfield, MA                                                                                Financial Officer of
01983                                                                                        Cooke PH, Inc.

-----------------------------------------------------------------------------------------------------------------------
Avivith Oppenheim,             Attorney-at-Law (private practice).             1             None
Esq.
Age 54
211 Mountain
Avenue
Springfield, NJ
07081
-----------------------------------------------------------------------------------------------------------------------
Leigh Walters, Esq.            Vice-President and Director, Valcor             1             Director, Valcor
Age 58                         Engineering Corporation. Attorney-at-Law.                     Engineering
1 Cleveland Place                                                                            Corporation
Springfield, NJ
07081
-----------------------------------------------------------------------------------------------------------------------

*Indicates an interested person as defined in the 1940 Act.

THE FAIRHOLME FUND
================================================================================
                                                          ADDITIONAL INFORMATION
                                                               November 30, 2004
--------------------------------------------------------------------------------

Other Information (unaudited)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies and procedures are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o Citco Mutual Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100, or by calling the Company toll free at 1-866-202-2263, or by visiting the Company's website at www.fairholmefunds.com. The Company's proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Fairholme Fund, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Fund Form N-Q will be available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Wash-ington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Change of Independent Auditor (unaudited)

On January 20, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Funds of its intention to resign as the Funds' independent auditors upon selection of replacement auditors.

On March 24, 2004, the Funds' Audit Committee and Board of Directors selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Funds' auditors for the fiscal year ending November 30, 2004, to be effective upon the resignation of McCurdy.

On March 25, 2004, upon receipt of notice that Cohen was selected as the Funds' auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's reports on the Fairholme Fund's financial statements for the fiscal year ended November 30, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements for such periods.

Neither the Funds nor anyone on its behalf consulted with McCurdy on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

On October 20, 2004 Cohen resigned as the Fund's auditor for the 2004 fiscal year and was replaced by Deloitte & Touche LLP on October 26, 2004. The Fund's selection of Deloitte & Touche LLP was recommended by the Audit Committee and was approved by the full Board of Directors. There were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of Cohen would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements.

THE FAIRHOLME FUND
================================================================================
                                                          ADDITIONAL INFORMATION
                                                               November 30, 2004
--------------------------------------------------------------------------------

Neither the Funds nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

Board Approval of Investment Advisory and Operating Services Agreements (unaudited)

The investment advisory and operating services agreements (the "Agreements") between the Company and Fairholme Capital Management, LLC (the "Adviser") were last renewed at a meeting of the Company's Board of Directors held on October 26, 2004. At that meeting, the Directors considered factors material to the renewal of the Agreements. They focused on the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services.

The Directors gained extensive knowledge about the Fund and the Adviser through periodic meetings and reports. The Board considered that the Fund achieved significantly greater absolute returns than the Fund's benchmark index over the last year. From inception through August 31, 2004 (the end of the Fund's fiscal third quarter), the Fund gained 109.9% compared to a loss of 16.8% return for the S&P 500 Index over the same period. Additionally, the Board reviewed the Fund's portfolio turnover and the quality of the research and portfolio management skills of the Adviser. Morningstar Investments, a mutual fund information clearinghouse, has consistently given the Fund a five-star rating, it's highest, for performance.

The Directors reviewed the Fund's successful increase in asset size resulting from both appreciation and new shareholder accounts. They considered the overall reputation of the Adviser and the quality of administrative and other services provided by or overseen by the Adviser on behalf of the Fund. The Directors also evaluated compliance procedures and internal control systems the Adviser has and will implement. Based upon these factors, the Board concluded that the Adviser had achieved excellent performance and management results for the Fund over the past year and since the Fund's inception. Management of the Adviser assured the Directors that the Adviser would continue to have the expertise and resources necessary to provide the advisory and administrative services required by the Fund.

The Directors also examined the fees paid to the Adviser and the Fund's overall expense ratios and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. It was noted that the Adviser provides many administrative, advisory and other services and that the Adviser's performance substantially outperformed that of its peers. Furthermore, the Directors noted that the Fund's total annual expense ratio of 1% was more than 30% less than the average of its peer funds of approximately 1.44%, as calculated by Morningstar. According to Lipper, another mutual fund information clearinghouse, the Fund's expense ratios were in the lowest 20% of its peer group. In evaluating the Fund's advisory fees, the Directors also took into account the demands, complexity and quality of the investment management of the Fund.

The Directors also considered the Advisor's profitability with respect to the Fund as well as any potential economies of scale that might be achieved if Fund growth continued and whether existing fees might therefore require adjustment. The Board did not believe that current asset levels justified any modification of existing fee levels. In light of the Adviser's performance, the Adviser's providing of administration and other services, and the reasonableness of the Fund's overall expenses compared to its peers, the Directors believed that retention of the Advisor was in the best interests of shareholders. As a result, the entire Board, with Independent Directors voting separately, approved the retention and renewal of the Investment Advisory and Operating Services Agreements with the Adviser.

Board of Directors
   Bruce R. Berkowitz
   Avivith Oppenheim, Esq.
   Keith D. Trauner
   Joel L. Uchenick
   Leigh Walters, Esq.

Officers
   Bruce R. Berkowitz, President
   Keith D. Trauner, Secretary & Treasurer

Investment Adviser
   Fairholme Capital Management, L.L.C.
   51 JFK Parkway
   Short Hills, NJ 07078
   Telephone: 973-379-6557

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
   Citco Mutual Fund Services, Inc.
   83 General Warren Boulevard, Suite 200
   Malvern, PA 19355
   Telephone: 866-202-2263

Custodian
   UMB Bank N.A.
   1010 Grand Boulevard
   Kansas City, MO 64106

Independent Registered
Public Accounting Firm
   Deloitte & Touche L.L.P.
   1700 Market Street
   Philadelphia, PA 19103

Fund Counsel
   Seward & Kissel L.L.P.
   1200 G Street, N.W.
   Washington, D.C. 20005

This report is provided for the general information of the shareholders of The Fairholme Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus, which contains more information on fees, charges, and other expenses and should be read carefully before investing or sending money. Past performance is not a guarantee of future results.

ITEM 2. CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b)   Not applicable.

      (c)   Not applicable.

      (d) The registrant's Code of Ethics For Principle Executive and Senior Financial Officers is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Joel L. Uchenick

Independent Director

B.A. University of Massachusetts at Amherst, 1970 M.B.A. McGill University of Montreal, 1979

General Partner, Sherbrooke Capital, a private equity firm, since Nov. 1998. Previously, Senior Partner, Sherbrooke Associates Inc., a marketing firm. Director and Chairman of the Board, Oregon Chai Inc. Board Member and Chief Financial Officer of Cooke PH, Inc.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate audit fees billed to The Fairholme Fund for each of the last two fiscal years by the principal accountants were $26,155.00 and $14,308.00 for fiscal years ended November 30, 2004 and 2003, respectively.

      (b) Audit Related Fees. There were no audit-related fees, other than those noted under "Audit Fees" Disclosure, billed to The Fairholme Fund for the last two fiscal years by the principal accountants.

      (c) Tax Fees. The aggregate tax fees billed to The Fairholme Fund for the last two fiscal years by the principal accountants were $9,600.00 and $1,360.00 for the fiscal years ended November 30, 2004 and 2003, respectively.

      (d) All Other Fees. The aggregate non-audit fees billed by the registrant's principal accountants for the last two fiscal years were $750.00 and $1,367.00 for the fiscal years ended November 30, 2004 and 2003, respectively.

      (e) 1. The audit committee does not have pre-approved policies and procedures. Instead, the audit committee approves each audit before the accountant is engaged by the registrant.

            2. There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

      (f)   Not applicable.

      (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended November 30, 2004 and November 30, 2003 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's accountant for the registrant's adviser.

      (h)   Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      a. The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      b. There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(i) Code of Ethics For Principal Executive and Senior Financial Officers pursuant to Item 2 of Form N-CSR is filed hereto.

      (a)(ii) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed hereto.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Fairholme Funds, Inc.


                                        By /s/ Bruce R. Berkowitz
                                           -------------------------------------
                                           PRESIDENT

Date     02/02/2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By /s/ Bruce R. Berkowitz
                                           -------------------------------------
                                           Bruce R. Berkowitz
                                           PRESIDENT

Date    02/02/2005


                                        By /s/ Keith D. Trauner
                                           -------------------------------------
                                           Keith D. Trauner
                                           TREASURER

Date     02/02/2005

*Print the name and title of each signing officer under his or her signature.